Key management personnel (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel
Key management personnel compensation
comprises:

	2022	2021	2020
	US$	US$	US$
Short-term employee benefits	13,979,139	14,081,625	12,564,637
Post-employment benefits	634,363	744,951	1,172,727
Share-based payments	11,165,439	11,601,866	13,514,588

Total	25,778,941	26,428,442	27,251,952